As filed with the Securities and Exchange Commission on July 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2014

Date of reporting period:  May 31, 2013

Item 1. Schedules of Investments.

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.2%
Consumer Discretionary - 17.0%
Acquity Group Ltd. - ADR ^†	11,876	$152,607
Advance Auto Parts, Inc. *	7,000	570,640
AMC Networks, Inc. ^*	2,162	138,411
American Eagle Outfitters, Inc. *	30,000	593,700
Ascent Capital Group, Inc. ^	1,949	141,322
BJ's Restaurants, Inc. ^*	15,047	564,864
Black Diamond, Inc. ^*	50,445	452,492
Brinker International, Inc. *	5,259	206,205
Chico's FAS, Inc. *	47,290	854,057
CTC Media, Inc. *	11,373	135,794
Deckers Outdoor Corp. ^*	30,928	1,660,215
DIRECTV ^*	30,000	1,833,900
Discovery Communications, Inc. ^	2,427	191,393
Entravision Communications Corp.	40,643	188,177
Expedia, Inc. *	5,000	287,300
Express, Inc. ^*	40,000	872,000
Francesca's Holdings Corp. ^*	36,399	1,039,191
HomeAway, Inc. ^	10,245	313,292
ITT Educational Services, Inc. ^*	7,647	183,299
Jones Group, Inc. *	36,970	538,653
Lear Corp. *	2,436	146,111
LKQ Corp. ^*	50,843	1,244,637
Monarch Casino & Resort, Inc. ^*	10,330	159,185
National CineMedia, Inc. *	63,010	1,046,596
News Corp.	5,267	169,123
Pandora Media, Inc. ^	10,337	175,936
PetMed Express, Inc. *	10,596	141,880
Ruby Tuesday, Inc. ^*	49,782	460,484
Rue21, Inc. ^*	18,009	756,198
Scientific Games Corp. ^*	83,040	904,306
Shutterfly, Inc. ^*	22,191	1,081,589
Sony Corp. - ADR †	11,464	231,000
Standard Motor Products, Inc. *	6,304	213,075
Stoneridge, Inc. ^*	13,668	153,218
Summer Infant, Inc. ^	5,000	16,350
Target Corp. *	13,500	938,250
Under Armour, Inc. ^*	11,826	733,212
Visteon Corp. ^*	2,292	145,473
Washington Post Co. *	315	147,178
Xueda Education Group - ADR †*~	135,585	427,093
		20,208,406
Consumer Staples - 1.6%
CVS Caremark Corp. *	24,600	1,416,468
The Fresh Market, Inc. ^*	4,838	239,675
USANA Health Sciences, Inc. ^*	2,914	204,242
		1,860,385
Energy - 4.2%
Core Laboratories NV †*	4,110	566,194
Dawson Geophysical Co. ^*	4,283	153,802
Denbury Resources, Inc. ^*	7,938	145,662
Dril-Quip, Inc. ^*	6,566	593,895
Exterran Holdings, Inc. ^*	5,371	155,329
Forum Energy Technologies, Inc. ^	14,902	442,440
Gran Tierra Energy, Inc. ^	23,524	147,731
Green Plains Renewable Energy, Inc. ^*	35,102	557,069
Helmerich & Payne, Inc. *	2,338	144,348
HollyFrontier Corp.	3,444	170,478
Marathon Petroleum Corp.	2,064	170,280
Renewable Energy Group, Inc. ^	38,054	514,871
Valero Energy Corp.	4,226	171,702
World Fuel Services Corp. *	27,130	1,105,005
		5,038,806
Financials - 8.7%
Affiliated Managers Group, Inc. ^*	3,578	586,792
American Financial Group, Inc. *	3,410	165,590
Aspen Insurance Holdings Ltd. †*	3,580	131,529
Assurant, Inc. *	2,941	146,285
Axis Capital Holdings Ltd. †*	3,431	149,454
Berkshire Hathaway, Inc. - Class B ^*	6,000	684,420
BofI Holding, Inc. ^	11,764	550,791
Carrollton Bancorp ^	796	4,207
CNO Financial Group, Inc. *	13,122	161,926
Colony Bankcorp, Inc. ^*	5,391	38,492
EMC Insurance Group, Inc. *	5,682	157,562
Endurance Specialty Holdings Ltd. †*	2,867	144,296
FBL Financial Group, Inc. *	3,941	161,936
Financial Engines, Inc. *	9,090	391,961
First Financial Holdings, Inc. *	12,288	258,908
First South Bancorp, Inc. ^*	40,019	263,325
First United Corp. ^*	135	1,004
FirstService Corp. ^†*	8,072	257,174
FXCM, Inc. *	20,755	287,872
Green Dot Corp. ^*	7,789	139,968
Greenlight Capital Re Ltd. ^†*	38,444	929,960
Hanover Insurance Group, Inc. *	2,832	142,251
Intervest Bancshares Corp. ^*	17,100	111,150
JPMorgan Chase & Co. *	3,770	205,804
Lincoln National Corp. *	3,360	119,818
MetroCorp Bancshares, Inc. ^*	173	1,692
Montpelier Re Holdings Ltd. †*	5,377	134,371
Nelnet, Inc.	3,613	141,124
New Hampshire Thrift Bancshares, Inc. *	3,070	40,309
Oak Ridge Financial Services, Inc. ^	15,257	67,436
Parke Bancorp, Inc. ^*	23,323	180,520
Peoples Bancorp of North Carolina *	271	3,260
Portfolio Recovery Associates, Inc. ^*	1,602	243,937
Protective Life Corp. *	3,772	145,901
Shore Bancshares, Inc. ^*	21,716	158,527
Signature Bank ^*	15,469	1,193,897
StellarOne Corp. *	9,381	146,813
Summit Financial Group, Inc. ^*	14,012	112,376
The Goldman Sachs Group, Inc. *	988	160,135
The Hartford Financial Services Group, Inc. *	4,857	148,770
Union First Market Bankshares Corp. *	7,361	147,367
Virtus Investment Partners, Inc. ^*	4,287	993,984
VSB Bancorp, Inc. *	3,602	38,649
XL Group PLC †	4,433	139,329
		10,390,872
Health Care - 5.9%
Abiomed, Inc. ^*	47,810	1,031,262
Alere, Inc. ^	24,940	637,965
Align Technology, Inc. ^*	22,770	814,027
AMAG Pharmaceuticals, Inc. ^*	5,743	106,246
AmerisourceBergen Corp. *	3,201	173,110
Anika Therapeutics, Inc. ^*	12,266	181,046
Becton, Dickinson and Co. *	1,466	144,577
BioMarin Pharmaceutical, Inc. ^*	10,289	645,120
ExamWorks Group, Inc. ^	42,782	798,312
HealthSouth Corp. ^*	4,957	145,191
Hologic, Inc. ^*	36,640	760,280
Lannet, Inc. ^*	16,433	188,487
Masimo Corp. *	18,388	398,100
PAREXEL International Corp. ^*	4,088	186,781
Providence Service Corp. ^*	7,704	203,077
Puma Biotechnology, Inc. ^	15,093	587,570
		7,001,151
Industrials - 11.8%
51job, Inc. - ADR ^†	4,296	257,760
Acuity Brands, Inc.	1,819	136,552
Advisory Board Co. ^	11,278	595,591
Aerovironment, Inc. ^	4,686	94,048
Air Lease Corp. *	5,178	144,984
Alliant Techsystems, Inc. *	2,170	170,388
Astrotech Corp. ^	100,000	77,000
Blount International, Inc. ^*	30,000	402,600
CECO Environmental Corp. *	11,916	143,826
Echo Global Logistics, Inc. ^	30,984	553,684
Elbit Systems Ltd. †	3,357	144,620
ESCO Technologies, Inc. *	14,170	455,140
Generac Holdings, Inc. *	4,228	171,234
Graco, Inc. *	18,997	1,224,357
Greenbrier Companies, Inc. ^*	6,833	160,234
H & E Equipment Services, Inc. *	15,557	348,166
HEICO Corp. *	3,995	202,067
Huron Consulting Group, Inc. ^*	12,972	579,978
IHS, Inc. ^*	9,084	955,001
Insteel Industries, Inc. *	9,498	170,109
Korn Ferry International ^*	7,961	139,318
Landstar System, Inc. *	13,174	695,455
Lindsay Corp. *	1,689	137,231
MasTec, Inc. ^*	41,510	1,320,018
Mistras Group, Inc. ^	6,690	143,032
Navios Maritime Holdings, Inc. †	25,831	139,746
Northrop Grumman Corp. *	1,857	152,998
Owens Corning, Inc. ^*	11,400	498,180
Rexnord Corp. ^	7,274	145,044
RPX Corp. ^*	9,805	150,409
Smith (A.O.) Corp. *	3,623	142,022
Snap-On, Inc. *	3,300	300,597
Stantec, Inc. †	2,604	110,878
The Middleby Corp. ^*	1,392	227,578
TransDigm Group, Inc. *	5,104	745,694
WageWorks, Inc. ^*	17,249	499,704
Waste Connections, Inc. *	15,615	628,348
Wesco Aircraft Holdings, Inc. ^	28,970	508,423
Xylem, Inc. *	12,000	337,680
		14,009,694
Information Technology - 21.2%
Accenture PLC †*	2,364	194,108
Alliance Data Systems Corp. ^*	926	163,985
Alliance Fiber Optic Products, Inc. *	8,093	169,548
ANSYS, Inc. ^*	3,184	237,208
Apple, Inc.	1,349	606,618
Audience, Inc. ^*	26,868	376,152
AVG Technologies NV ^†*	8,759	159,677
Broadridge Financial Solutions, Inc. *	13,790	374,261
Brocade Communications Systems, Inc. ^*	126,800	688,524
Cardtronics, Inc. ^*	31,320	893,560
Concur Technologies, Inc. ^*	4,480	361,670
CoreLogic, Inc. ^*	4,916	128,799
DSP Group, Inc. ^*	19,424	154,227
Envestnet, Inc. ^	42,264	971,227
Ericsson - ADR †*	14,854	173,346
FARO Technologies, Inc. ^*	8,252	308,790
Fleetmatics Group PLC ^†	5,841	173,770
Freescale Semiconductor Ltd. ^†*	9,430	150,126
Google, Inc. ^	898	781,628
Hittite Microwave Corp. ^*	10,080	547,142
Hollysys Automation Technologies Ltd. ^†	6,667	78,271
IAC InterActiveCorp	5,134	248,896
Informatica Corp. ^*	29,260	1,063,894
InterDigital, Inc. *	8,002	368,012
International Rectifier Corp. ^*	46,980	1,032,620
IPG Photonics Corp. *	1,789	106,088
j2 Global, Inc. *	4,392	179,589
LG Display Co. Ltd. - ADR ^†	22,198	304,556
Liquidity Services, Inc. ^*	26,279	1,051,423
National Instruments Corp. *	26,759	759,956
NCR Corp. ^	27,110	905,474
Newport Corp. ^	61,020	803,023
NQ Mobile, Inc. - ADR ^†	9,170	74,460
Pegasystems, Inc. *	4,855	156,962
Peregrine Semiconductor Corp Com ^	18,512	200,485
Plantronics, Inc.	25,390	1,173,018
Polycom, Inc. ^*	69,520	787,662
RealPage, Inc. ^*	18,903	359,913
Research In Motion ^*	10,011	139,653
Responsys, Inc. ^	56,370	551,299
Rovi Corp. ^*	50,220	1,295,676
ServiceSource International, Inc. ^*	121,160	987,454
Solera Holdings, Inc. *	9,489	519,712
Spreadtrum Communications, Inc. - ADR †	5,879	114,405
SPS Commerce, Inc. ^	7,616	411,035
Stamps.com, Inc. ^	12,945	493,463
Tableau Software, Inc. ^	2,091	106,850
Taiwan Semiconductor - ADR †	35,118	655,302
The Ultimate Software Group, Inc. ^*	5,596	622,835
UniPixel, Inc. ^	670	10,191
VeriFone Systems, Inc. ^*	40,199	937,843
Vishay Intertechnology, Inc. ^*	10,245	149,167
Xyratex Ltd. †*	13,983	147,940
Yahoo, Inc. ^	26,612	699,896
Zillow, Inc. ^	2,676	150,231
		25,261,620
Materials - 1.1%
FutureFuel Corp. *	10,577	147,867
Headwaters, Inc. ^*	29,911	317,356
Methanex Corp. †	3,287	145,285
Monsanto Co.	4,100	412,624
New Gold, Inc. ^†	19,686	134,062
Royal Gold, Inc. *	1,732	94,844
Rubicon Minerals Corp. ^†	63,749	109,648
		1,361,686
Telecommunication Services - 0.2%
Lumos Networks Corp. *	9,093	124,938
Shenandoah Telecommunications Co. *	9,959	165,718
		290,656
Utilities - 0.5%
ITC Holdings Corp. *	6,780	586,945
TOTAL COMMON STOCKS (Cost $67,601,806)		86,010,221

EXCHANGE-TRADED FUNDS - 6.3%
Guggenheim China Real Estate ETF *	9,527	206,355
First Trust Morningstar Dividend Leaders Index Fund *	16,803	349,334
Guggenheim S&P 500 Pure Growth ETF *	7,754	460,433
iShares DJ Select Dividend Index Fund *	6,498	419,966
iShares Russell 2000 Index Fund	15,000	1,467,750
iShares S&P 500 Growth Index Fund *	5,676	488,079
iShares Silver Trust ^	7,504	160,961
Market Vectors India Small Cap Index ETF *	29,840	254,535
PowerShares S&P 500 Low Volatility *	32,898	1,018,193
ProShares VIX Short-Term Futures ^	30,000	309,900
ProShares Ultra MSCI Emerging Markets ^*	3,507	256,432
SPDR S&P 500 ETF Trust *	1,920	313,421
Vanguard High Dividend Yield ETF *	7,550	429,368
Vanguard U.S. Total Stock Market Shares Index ETF *	4,487	378,030
WisdomTree Dividend ex-Financials Fund ^*	6,717	421,962
WisdomTree LargeCap Dividend Fund ^*	5,932	359,301
WisdomTree Trust Japan Hedged Equity Fund *	3,649	168,876
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,536,080)		7,462,896

PURCHASED OPTIONS - 2.7%	Contracts	Value
Call Options - 0.9%
Activision Blizzard, Inc.
Expiration: September 2013, Exercise Price: $16.00	1,000	56,000
Crocs, Inc.
Expiration: September 2013, Exercise Price: $17.00	1,500	266,250
Diamond Foods, Inc.
Expiration: September 2013, Exercise Price: $16.00	750	79,500
Electronic Arts, Inc.
Expiration: September 2013, Exercise Price: $25.00	1,000	130,000
Gamestop Corp.
Expiration: January 2014, Exercise Price: $40.00	1,000	213,000
General Motors Co.
Expiration: January 2014, Exercise Price: $33.00	200	73,000
Expiration: January 2015, Exercise Price: $30.00	200	146,500
Sears Holding Corp.
Expiration: January 2014, Exercise Price: $62.92	250	69,875
Verifone Systems, Inc.
Expiration: January 2014, Exercise Price: $30.00	37	4,348
Expiration: January 2014, Exercise Price: $35.00	100	5,500
Expiration: January 2015, Exercise Price: $32.00	32	7,920
Vertex Pharmaceuticals, Inc.
Expiration: January 2014, Exercise Price: $60.00	35	86,275
Expiration: January 2014, Exercise Price: $80.00	6	7,320
Total Call Options		1,145,488

Put Options - 1.8%
S&P 500 Index
Expiration: December 2013, Exercise Price: $1,650.00	225	2,108,250
Tesla Motors, Inc.
Expiration: January 2014, Exercise Price: $40.00	24	3,000
Total Put Options		2,111,250
TOTAL PURCHASED OPTIONS (Cost $3,125,522)		3,256,738

SHORT-TERM INVESTMENTS - 32.6%
MONEY MARKET FUNDS - 32.6%
Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% +	38,794,502	38,794,502
TOTAL SHORT-TERM INVESTMENTS (Cost $38,794,502)		38,794,502
TOTAL INVESTMENTS (Cost $116,057,910) - 113.8%		135,524,357
Liabilities in Excess of Other Assets - (13.8)%		(16,442,349)
TOTAL NET ASSETS - 100.0%		$119,082,008

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of May 31, 2013.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.
~	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of May 31, 2013, the value of these securities was $427,093 or 0.36% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Securities Sold Short
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 27.3%
Consumer Discretionary - 5.5%
Ambow Education Holding Ltd. - ADR †~	52,611	$49,538
Arcos Dorados Holdings, Inc. †	6,459	89,005
Blue Nile, Inc.	31,576	1,122,843
Body Cent Corp.	17,574	215,984
Buckle, Inc.	6,000	320,880
Callaway Golf Co.	12,107	82,933
Central European Media Enterprises Ltd. †	11,623	38,821
Digital Generation, Inc.	21,674	151,501
Fred's, Inc.	41,157	652,750
Fuel Systems Solutions, Inc.	20,778	323,929
iRobot Corp.	9,596	324,249
J. C. Penney, Inc.	4,349	76,455
Lululemon Athletica, Inc.	1,918	149,240
MakeMyTrip Ltd. †	6,513	83,301
ReachLocal, Inc.	26,943	374,508
Rentrak Corp.	3,626	83,906
Saks, Inc.	7,553	112,011
Select Comfort Corp.	4,397	97,569
Spartan Motors, Inc.	14,998	90,738
Tesla Motors, Inc.	3,090	302,078
Tilly's, Inc.	6,702	110,717
TripAdvisor, Inc.	942	60,750
Ulta Salon Cosmetics & Fragrance, Inc.	7,619	691,500
Valassis Communications, Inc.	26,008	675,948
Vitamin Shoppe, Inc.	6,996	306,005
		6,587,159
Consumer Staples - 0.8%
Adecoagro SA †	7,905	58,418
Monster Beverage Corp.	2,576	140,624
United Natural Foods, Inc.	14,618	773,585
		972,627
Energy - 0.5%
Amyris, Inc.	33,631	100,557
Cameco Corp. †	4,137	89,649
Crosstex Energy, Inc.	4,206	80,124
Enbridge Energy Partners LP	2,718	80,208
Goodrich Pete Corp.	6,514	81,816
Gulf Island Fabrication, Inc.	3,415	70,451
Nuverra Environmental Solution Com	21,036	79,937
Solazyme, Inc.	5,294	65,222
		647,964
Financials - 2.1%
Altisource Portfolio Solutions SA †	936	88,237
Calamos Asset Management, Inc.	40,507	426,134
Greenhill & Co., Inc.	1,723	85,823
Homeowners Choice, Inc.	9,428	327,717
Hudson Valley Holding Corp.	4,863	87,096
Lazard Ltd. †	2,517	85,276
OmniAmerican Bancorp, Inc.	3,330	74,159
Protective Life Corp.	25,660	992,529
Radian Group, Inc.	14,600	187,902
Taylor Capital Group, Inc.	5,400	89,694
ViewPoint Financial Group, Inc.	4,493	85,052
		2,529,619
Health Care - 3.8%
Abaxis, Inc.	15,890	699,319
Accuray, Inc.	17,437	93,637
Akorn, Inc.	5,952	86,483
AngioDynamics, Inc.	8,261	89,880
Antares Pharma, Inc.	22,630	91,878
Arena Pharmaceuticals, Inc.	3,147	27,819
Cepheid, Inc.	1,933	67,191
DENTSPLY International, Inc.	4,760	198,778
Greenway Medical Technologies, Inc.	6,620	79,440
Integra LifeSciences Holdings Corp.	2,490	94,346
Merit Medical Systems, Inc.	7,559	74,607
Momenta Pharmaceuticals, Inc.	7,207	94,844
Optimer Pharmaceuticals, Inc.	5,712	84,995
Orthofix International NV	3,258	90,051
Questcor Pharmaceuticals, Inc.	21,290	727,479
Rigel Pharmaceuticals, Inc.	13,978	64,578
SIGA Technologies, Inc.	24,330	90,751
Syneron Medical Ltd. †	8,577	76,335
Synta Pharmaceuticals Corp.	8,458	62,420
Vivus, Inc.	97,198	1,428,811
Vocera Communications, Inc.	3,703	54,656
Volcano Corp.	4,924	94,048
XenoPort, Inc.	14,242	78,331
		4,550,677
Industrials - 3.2%
Acorn Energy, Inc.	11,930	105,580
C. H. Robinson Worldwide, Inc.	1,520	86,169
Capstone Turbine Corp.	210,532	244,217
Dynamic Materials Corp.	5,198	83,688
FreightCar America, Inc.	4,580	83,081
FuelCell Energy, Inc.	85,188	108,615
Healthcare Services Group, Inc.	15,650	355,098
Heritage Crystal-Clean, Inc.	5,951	89,563
Innerworkings, Inc.	8,428	91,360
KEYW Holding Corp.	5,962	87,939
Kratos Defense & Security Solutions, Inc.	14,455	83,984
Layne Christensen Co.	4,214	90,559
LMI Aerospace, Inc.	4,528	85,941
Meritor, Inc.	20,970	151,823
Quanex Building Products Corp Com	4,140	76,631
RBC Bearings, Inc.	1,781	87,198
Ritchie Bros. Auctioneers, Inc. †	7,010	145,107
SolarCity Corp.	9,615	435,079
Tennant Co.	9,160	451,954
Thermon Group Holdings, Inc.	17,263	341,289
UTi Worldwide, Inc. †	5,393	85,371
WESCO International, Inc.	4,100	304,466
XPO Logistics, Inc.	5,212	86,676
		3,761,388
Information Technology - 9.6%
Accelrys, Inc.	10,478	87,387
Active Network, Inc.	19,997	133,780
Alcatel-Lucent - ADR †	243,227	408,621
Allot Communications Ltd. †	6,874	84,894
Angie's List, Inc.	14,470	339,466
Applied Micro Circuits Corp.	18,187	140,222
ASML Holding NV - ADR †	1,127	91,591
AU Optronics Corp. - ADR †	81,235	362,308
Ceragon Networks Ltd. †	8,782	34,074
Cray, Inc.	4,540	82,673
Cypress Semiconductor Corp.	26,071	293,038
DragonWave, Inc. †	104,105	279,001
EMCORE Corp.	16,375	56,002
Entropic Communications, Inc.	19,942	85,352
Exa Corp.	9,483	79,468
Extreme Networks, Inc.	101,239	360,411
EZchip Semiconductor Ltd. †	6,163	166,648
First Solar, Inc.	8,040	437,215
Fusion-io, Inc.	5,505	79,657
Hewlett Packard Co.	15,950	389,499
Imperva, Inc.	2,152	85,714
Intermolecular, Inc.	10,266	87,672
j2 Global, Inc.	3,499	143,074
Jive Software, Inc.	5,777	97,631
Lexmark International, Inc.	18,566	566,449
Liquidity Services, Inc.	2,356	94,264
Liveperson, Inc.	5,973	55,191
Microstrategy, Inc.	933	85,351
Millennial Media, Inc.	19,870	156,774
MoSys, Inc.	17,235	78,419
National Instruments Corp.	3,076	87,358
Neonode, Inc.	13,872	75,325
Nokia Corp. - ADR †	145,672	501,112
Numerex Corp.	6,639	73,029
NVE Corp.	4,920	254,512
Open Text Corp. †	12,180	827,753
OSI Systems, Inc.	1,459	84,389
Peregrine Semiconductor Corp.	8,102	87,745
Procera Networks, Inc.	6,865	101,327
QLogic Corp.	50,484	491,714
Rackspace Hosting, Inc.	2,020	75,811
RealD, Inc.	9,310	140,488
Research In Motion †	30,527	425,852
Rosetta Stone, Inc.	4,932	83,943
Seagate Technology †	4,880	210,230
Spark Networks, Inc.	10,779	87,957
Tellabs, Inc.	256,992	531,973
Universal Display Corp.	2,649	78,887
VistaPrint NV †	17,190	789,880
Volterra Semiconductor Corp.	28,245	397,125
Web.com Group, Inc.	15,700	329,543
Xerox Corp.	23,732	208,604
		11,386,403
Materials - 1.7%
ADA-ES, Inc.	2,576	96,214
Carpenter Technology Corp.	1,850	89,096
Commercial Metals Co.	5,618	86,630
Haynes International, Inc.	1,645	80,506
MeadWestvaco Corp.	2,458	86,030
Molycorp, Inc.	11,252	73,926
Nucor Corp.	1,940	86,349
Penford Corp.	7,525	89,322
Sherwin-Williams Co.	2,400	452,472
Silvercorp Metals, Inc. †	104,550	326,196
Southern Copper Corp.	2,646	82,423
Stillwater Mining Co.	6,759	81,040
Tahoe Resources, Inc. †	5,149	74,944
Tanzanian Royalty Exploration Corp. †	63,874	206,952
Vulcan Materials Co.	1,583	84,817
		1,996,917
Utilities - 0.1%
Cadiz, Inc.	7,206	42,371
SJW Corp.	3,261	88,210
		130,581
TOTAL COMMON STOCKS (Proceeds $31,303,576)		32,563,335

EXCHANGE-TRADED FUNDS - 5.0%
iShares Russell 2000 Growth Index Fund	15,135	1,702,536
iShares Russell 2000 Index Fund	18,616	1,821,576
VelocityShares Daily Inverse VIX Short Term †	35,000	784,000
Direxion Daily Small Cap Bear 3X Shares	2,500	79,550
Direxion Daily Small Cap Bull 3X Shares	8,000	388,960
SPDR S&P 500 ETF Trust	7,118	1,161,942
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $5,822,262)		5,938,564

REITS - 0.3%
CoreSite Realty Corp.	9,740	312,849
TOTAL REITS (Proceeds $227,278)		312,849
TOTAL SECURITIES SOLD SHORT (Proceeds $37,353,116) - 32.6%		$38,814,748

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
†	U.S. traded security of a foreign issuer or corporation.
~	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of May 31, 2013, the value of these securities was $49,538 or 0.04% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Options Written
May 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
Sears Holding Corp.
Expiration: January 2014, Exercise Price: $75.42	250	$28,875
Total Call Options		28,875

PUT OPTIONS
S&P 500 Index
Expiration: December 2013, Exercise Price: $1,450.00	200	640,000
Expiration: December 2013, Exercise Price: $1,500.00	200	846,000
Total Put Options		1,486,000

TOTAL OPTIONS WRITTEN (Premiums received $1,229,044)		$1,514,875

Orinda SkyView Multi-Manager Hedged Equity Fund
Schedule of Open Futures Contracts
May 31, 2013 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Futures	36	2,932,200	June 2013	$2,417

As of May 31, 2013, initial margin deposits of $126,000 have been pledged in connection with the open futures contracts.

Orinda SkyView Macro Opportunities Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 61.4%
Consumer Discretionary - 9.5%
Amazon.com, Inc. ^*	697	$187,514
Best Buy Co., Inc. *	5,400	148,770
Comcast Corp. *	3,498	140,445
D. R. Horton, Inc.	8,835	215,221
Discovery Communications, Inc. ^*	1,500	118,290
Ford Motor Co. *	8,878	139,207
General Motors Co. ^*	4,352	147,489
J. C. Penney, Inc. ^	10,000	175,800
Kohl's Corp.	5,000	257,050
Las Vegas Sands Corp. *	800	46,320
Lear Corp.	900	53,982
Liberty Global, Inc. ^	700	51,590
Liberty Media Corp. ^*	300	37,458
Macy's, Inc. *	2,804	135,545
Marriott International, Inc.	3,600	151,236
McDonald's Corp.	3,000	289,710
Restoration Hardware Holdings, Inc. ^	600	33,522
Ross Stores, Inc.	600	38,580
Skechers U.S.A., Inc. ^	1,300	29,250
Standard Pacific Corp. ^*	16,181	143,202
Starwood Hotels & Resorts Worldwide, Inc. *	7,700	525,910
Toyota Motor Corp. - ADR †	4,000	470,200
Wyndham Worldwide Corp. *	3,300	191,796
		3,728,087
Consumer Staples - 1.2%
Beam, Inc. *	800	51,872
Coca-Cola Co.	7,500	299,925
The Andersons, Inc. *	2,448	124,701
		476,498
Energy - 9.7%
Alon USA Energy, Inc. *	5,993	109,732
Berry Pete Co.	10,000	433,100
Cabot Oil & Gas Corp.	700	49,252
Devon Energy Corp.	5,000	284,250
EOG Resources, Inc.	600	77,460
Exxon Mobil Corp.	5,000	452,350
Golar LNG Ltd. †*	2,655	90,270
Helmerich & Payne, Inc. *	2,828	174,601
HollyFrontier Corp.	1,000	49,500
Kinder Morgan Management LLC ^*	900	73,098
Kinder Morgan, Inc. *	3,692	140,222
Marathon Petroleum Corp. *	2,463	203,198
Nuverra Environmental Solution Com ^*	23,349	88,726
PBF Energy, Inc. *	3,900	113,763
Peabody Energy Corp.	10,000	196,700
Phillips 66	300	19,971
Rentech, Inc. *	5,792	12,742
SandRidge Energy, Inc. ^	50,000	258,500
Spectra Energy Corp. *	4,485	137,107
Tesoro Corp. *	6,979	430,255
TransCanada Corp. †*	2,707	124,116
Valero Energy Corp. *	4,700	190,961
Williams Companies, Inc. *	2,484	87,387
		3,797,261
Financials - 8.4%
American Express Co.	3,000	227,130
Banner Corp. *	3,730	119,658
BBCN Bancorp, Inc. *	7,135	91,970
CapitalSource, Inc. *	5,900	55,519
Capitol Federal Financial, Inc.	26,500	314,555
Discover Financial Services *	3,200	151,712
Fidelity National Financial, Inc. *	4,805	126,420
Fifth Third Bancorp *	9,028	164,310
First American Financial Corp. *	7,293	174,157
Harris & Harris Group, Inc. ^*	3,955	13,842
Huntington Bancshares, Inc. *	17,263	133,788
JPMorgan Chase & Co. *	10,175	555,453
KKR & Co. LP	20,000	389,600
Loews Corp.	10,000	458,200
Medley Capital Corp. *	3,000	43,650
New Residential Investment Corp. ^	10,834	74,105
SunTrust Banks, Inc.	2,000	64,180
The Goldman Sachs Group, Inc. *	916	148,465
		3,306,714
Health Care - 4.0%
Abbott Laboratories *	1,200	44,004
Covidien PLC †	700	44,520
Eli Lilly & Co. *	4,193	222,900
Gilead Sciences, Inc. ^*	2,000	108,960
Johnson & Johnson	3,000	252,540
Pfizer, Inc. *	19,131	520,937
Questcor Pharmaceuticals, Inc. *	1,869	63,864
ResMed, Inc. *	2,294	110,112
Thermo Fisher Scientific, Inc. *	1,500	132,450
Vertex Pharmaceuticals, Inc. ^*	600	48,186
Zoetis, Inc.	1,300	41,600
		1,590,073
Industrials - 8.3%
Acacia Research Corp. *	5,276	131,900
American Railcar Industries, Inc. *	5,144	174,896
B/E Aerospace, Inc. ^	1,000	63,440
Chart Industries, Inc. ^*	2,330	226,662
Chicago Bridge & Iron Co. NV - ADR †*	2,737	173,252
Delta Air Lines, Inc. ^	3,300	59,433
Emerson Electric Co.	6,000	344,760
Expeditors International of Washington, Inc.	10,000	390,300
Genesee & Wyo, Inc. ^*	1,400	124,670
Hertz Global Holdings, Inc. ^*	7,300	188,559
Jacobs Engineering Group, Inc. ^*	3,500	199,535
Lindsay Corp. *	1,000	81,250
Macquarie Infrastructure Co. LLC *	700	38,136
Precision Castparts Corp.	300	64,176
Swift Transportation Co. ^*	11,195	188,524
Trinity Industries, Inc. *	3,680	150,623
United Parcel Service, Inc.	1,000	85,900
United Technologies Corp.	4,000	379,600
US Airways Group, Inc. ^	1,300	22,841
Wabtec Corp. *	1,415	155,664
		3,244,121
Information Technology - 9.1%
AOL, Inc. *	3,100	107,446
Apple, Inc.	1,000	449,680
Cisco Systems, Inc. *	25,049	603,180
Facebook, Inc. ^*	6,449	157,033
FEI Co. *	2,233	160,798
Google, Inc. ^*	171	148,840
Intel Corp.	15,000	364,200
International Business Machines Corp.	2,500	520,050
LinkedIn Corp. ^*	811	135,867
Magnachip Semiconductor Corp. ^*	5,593	103,471
Oracle Corp. *	2,694	90,949
Qualcomm, Inc. *	9,605	609,725
Synaptics, Inc. ^*	2,695	111,196
		3,562,435
Materials - 11.2%
AngloGold Ashanti Ltd. - ADR †*	6,031	109,402
AuRico Gold, Inc. †	17,250	87,975
Axiall Corp. *	3,258	140,583
Barrick Gold Corp. †	35,000	739,200
Du Pont de Nemours & Co.	700	39,053
Eagle Materials, Inc.	300	22,125
Eastman Chemical Co.	400	28,688
Eldorado Gold Corp. †	17,817	142,002
Endeavour Silver Corp. ^†*	18,400	81,880
Franco-Nevada Corp. †	3,100	129,363
Freeport-McMoRan Copper & Gold, Inc.	13,500	419,175
Gold Fields Ltd. - ADR †	18,264	110,862
Hecla Mining Co.	40,796	156,249
IAMGOLD Corp. †*	21,100	111,408
International Paper Co. *	2,600	119,990
Kinross Gold Corp. †*	29,463	188,858
Louisiana Pacific Corp. ^*	7,475	131,336
Monsanto Co. *	1,151	115,837
New Gold, Inc. ^†*	14,892	101,415
Newmont Mining Corp. *	2,756	94,476
North American Palladium Ltd. ^†	76,993	83,922
Royal Gold, Inc. *	2,424	132,738
Silver Wheaton Corp. †*	7,717	183,047
Stillwater Mining Co. ^*	10,874	130,379
Taseko Mines Ltd ^†	149,550	332,001
The Mosaic Co.	4,950	301,059
Timmins Gold Corp. ^†	61,476	152,460
		4,385,483
TOTAL COMMON STOCKS (Cost $23,706,278)		24,090,672

REITS - 1.0%
Newcastle Investment Corp.	10,834	54,820
Plum Creek Timber Co., Inc. *	3,324	158,555
Weyerhaeuser Co. *	6,200	184,884
TOTAL REITS (Cost $383,242)		398,259

	Principal
	Amount
CORPORATE BONDS - 1.3%
Harrah's Operating Company, Inc., 5.375%,12/15/2019	250,000	249,375
Taseko Mines Ltd., 7.750%, 04/15/2019 †	250,000	256,250
TOTAL CORPORATE BONDS (Cost $488,724)		505,625

EXCHANGE-TRADED FUNDS - 5.9%
Greenhaven Continuous Commodity Index Fund ^*	2,123	56,896
iShares Barclays MBS Bond Fund ^*	735	78,160
iShares Floating Rate Note ^*	1,591	80,632
iShares iBoxx Investment Grade Corp. Bond ^*	533	62,814
iShares MSCI Emerging Markets Index Fund	10,000	412,100
iShares S&P/TOPIX 150 Index Fund	5,000	235,251
PIMCO Total Return ETF *	892	96,497
PowerShares Emerging Markets Sovereign Debt Portfolio *	2,651	76,587
PowerShares S&P 500 Buywrite *	3,095	64,345
PowerShares S&P 500 Low Volatility *	4,039	125,007
PowerShares Senior Loan Portfolio *	2,581	64,732
ProShares Ultra Short S&P 500 ^	10,000	400,800
SPDR DB International Government Inflation-Protected Bond ^*	794	47,989
Sprott Physical Platinum & Palladium Trust ^†*	57,523	536,114
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,453,988)		2,337,924

CLOSED-END MUTUAL FUNDS - 3.2%
Ares Capital Corp. *	1,300	22,308
Central Fund of Canada Ltd. †*	64,927	1,036,235
Fifth Street Finance Corp. *	2,300	24,150
PennantPark Investment Corp. *	4,300	47,902
TICC Capital Corp. *	12,600	123,606
TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,429,788)		1,254,201

PURCHASED OPTIONS - 1.8%
	Contracts
Put Options - 1.8%
Hewlett-Packard Co.
Expiration: January 2014, Exercise Price: $15.00	250	6,875
S&P 500 Index
Expiration: December 2013, Exercise Price: $1,650.00	75	702,750
SPDR S&P 500
Expiration: June 2013, Exercise Price: $145.00	200	2,600
Total Put Options		712,225
TOTAL PURCHASED OPTIONS (Cost $683,247)		712,225

SHORT-TERM INVESTMENTS - 34.3%
MONEY MARKET FUNDS - 34.3%
Fidelity Government Portfolio - Class I, 0.01% +	13,463,079	13,463,079
TOTAL SHORT-TERM INVESTMENTS (Cost $13,463,079)		13,463,079
TOTAL INVESTMENTS (Cost $42,608,346) - 108.9%		42,761,985
Liabilities in Excess of Other Assets - (8.9)%		(3,512,643)
TOTAL NET ASSETS - 100.0%		$39,249,342

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
^	Non-income producing.
+	The rate shown represents the fund's 7-day yield as of May 31, 2013.
†	U.S. traded security of a foreign issuer or corporation.
*	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda SkyView Macro Opportunities Fund
Schedule of Securities Sold Short
May 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 6.0%
Energy - 0.8%
CNOOC Ltd. - ADR †	995	$172,971
PetroChina Co. Ltd. - ADR †	1,435	166,001
		338,972
Financials - 1.1%
China Life Insurance Co. Ltd. - ADR †	6,838	261,006
WestPac Banking Corp. - ADR †	1,218	163,724
		424,730
Industrials - 0.9%
Manitowoc Company, Inc.	9,461	198,776
Terex Corp.	4,719	169,270
		368,046
Information Technology - 0.5%
Apple, Inc.	425	191,114

Materials - 2.7%
Freeport-McMoRan Copper & Gold, Inc.	10,020	311,121
Rio Tinto PLC - ADR †	4,232	180,791
Southern Copper Corp.	4,937	153,788
Teck Resources Ltd. †	4,164	111,137
Vale SA - ADR †	20,546	295,862
		1,052,699
TOTAL COMMON STOCKS (Proceeds $2,503,293)		2,375,561

EXCHANGE-TRADED FUNDS - 5.3%
iPath Goldman Sachs Crude Oil Total Return Index †	28,847	613,575
iShares FTSE China 25 Index	22,506	810,441
iShares MSCI Australia Index	26,785	653,822
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,162,228)		2,077,838

US GOVERNMENT NOTE/BOND - 3.3%
United States Treasury Bonds	1,000,000	1,285,781
TOTAL US GOVERNMENT NOTE/BOND (Proceeds $1,318,657)		1,285,781
TOTAL SECURITIES SOLD SHORT (Proceeds $5,984,178) - 14.6%		$5,739,180

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
† U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Orinda SkyView Macro Opportunities Fund
Schedule of Options Written
May 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
Starwood Hotels & Resorts Worldwide, Inc.
Expiration: June 2013, Exercise Price: $70.00	13	$1,092
Total Call Options		1,092

PUT OPTIONS
Beam, Inc.
Expiration: June 2013, Exercise Price: $62.50	9	518
Expiration: June 2013, Exercise Price: $65.00	7	889
Expiration: June 2013, Exercise Price: $67.50	7	1,939
Ross Stores, Inc.
Expiration: June 2013, Exercise Price: $62.50	10	670
S&P 500 Index
Expiration: December 2013, Exercise Price: $1,450.00	65	208,000
Expiration: December 2013, Exercise Price: $1,500.00	65	274,950
Starwood Hotels & Resorts Worldwide, Inc.
Expiration: June 2013, Exercise Price: $67.50	7	819
Total Put Options		487,785
TOTAL OPTIONS WRITTEN (Premiums received $374,913)		$488,877

Orinda SkyView Macro Opportunities Fund
Schedule of Futures Contracts
May 31, 2013 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Long Contracts
3 Month Euro Euribor Futures	2	$648,347	December 2013	$(361)
90-Day Euro Dollar Futures	2	498,175	December 2013	(130)
Australian 10-Year Bond Futures	1	117,014	June 2013	1,445
Australian 3-Year Bond Futures	1	105,037	June 2013	56
Bank Acceptance Futures	1	238,003	September 2013	(26)
FTSE/JSE Top 40	1	37,427	June 2013	1,422
Mexican Peso Futures	1	38,900	June 2013	(2,515)
MSCI Taiwan Index	1	29,550	May 2013	(213)
S&P 500 E-mini Futures	1	81,450	June 2013	(927)
2-Year U.S. Treasury Note	6	1,320,844	September 2013	(213)
				$(1,461)
Short Contracts
90-Day Sterling Futures	(2)	$(377,839)	December 2013	$(200)
90-Day Euro Dollar Futures	(1)	(248,388)	December 2014	60
90-Day Euro Dollar Futures	(1)	(246,988)	December 2015	410
90-Day Euro Dollar Futures	(1)	(247,788)	June 2015	210
90-Day Euro Dollar Futures	(1)	(246,063)	June 2016	1,248
90-Day Euro Dollar Futures	(1)	(248,113)	March 2015	135
90-Day Euro Dollar Futures	(1)	(246,538)	March 2016	610
90-Day Euro Dollar Futures	(1)	(248,613)	September 2014	35
90-Day Euro Dollar Futures	(1)	(247,413)	September 2015	335
Australian Dollar Currency Futures	(13)	(1,243,060)	June 2013	58,314
BP Currency Futures	(11)	(1,043,625)	June 2013	(7,362)
Canadian Dollar Currency Futures	(6)	(578,520)	June 2013	12,523
Three Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	(2)	(522,771)	December 2013	232
Euro Fx Currency Futures	(6)	(973,725)	June 2013	1,933
Euro-Bobl Futures	(1)	(163,807)	June 2013	194
Japanese Yen Currency Futures	(8)	(993,400)	June 2013	43,915
10-Year U.S. Treasury Note	(1)	(129,219)	September 2013	225
5-Year U.S. Treasury Note	(1)	(122,414)	September 2013	170
30-Year U.S. Treasury Bond Futures	(2)	(280,063)	September 2013	1,348
				$114,338

As of May 31, 2013, initial margin deposits of $99,098 have been pledged in connection with futures contracts.

Derivatives Transactions

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds' results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

The average monthly market values of purchased and written options during the period ended May 31, 2013 for the Hedged Equity Fund were $1,643,224 and $516,958, respectively.  The average monthly notional amount of long futures contracts during the period ended May 31, 2013 was $3,517,395.

The average monthly market values of purchased and written options during the period ended May 31, 2013 for the Macro Opportunities Fund were $260,533 and $162,959, respectively.  The average monthly notional amounts of long and short futures contracts during the period ended May 31, 2013 were $5,032,507 and $7,669,940, respectively.

Orinda SkyView Multi-Manager Hedged Equity Fund

Transactions in written options contracts for the period ended May 31, 2013 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	(1,314)	$(150,054)
Options written	(650)	(1,229,044)
Options closed	1,014	59,596
Options exercised	300	90,458
Options expired	-	-
Outstanding at May 31, 2013	(650)	$(1,229,044)

Orinda SkyView Macro Opportunities Fund

Transactions in written options contracts for the period ended May 31, 2013 are as follows:
		Premiums
	Contracts	Received
Beginning Balance	-	$-
Options written	(566)	(396,393)
Options closed	19	2,056
Options exercised	242	11,976
Options expired	122	7,449
Outstanding at May 31, 2013	(183)	$(374,913)

Values of Derivative Instruments as of May 31, 2013 for the Orinda SkyView Multi-Manager Hedged Equity Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$3,256,738	Options Written, at fair value	$1,514,875
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	2,417	N/A	-
Total		$3,259,155		$1,514,875
* Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Open Futures Contracts.

Values of Derivative Instruments as of May 31, 2013 for the Orinda SkyView Macro Opportunities Fund:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$712,225	Options Written, at fair value	$488,877
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	112,877	N/A	-
Total		$825,102		$488,877
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Open and Short Futures Contracts.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows:

	Orinda SV	Orinda SV
	Hedged Equity*	Macro Opps*

Cost of investments	$118,299,370	$42,674,133
Gross unrealized appreciation	20,957,318	1,752,586
Gross unrealized depreciation	(3,732,331)	(1,664,734)
Net unrealized appreciation (depreciation)	$17,224,987	$87,852

* The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at May 31, 2013 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of May 31, 2013:

Orinda SkyView Multi-Manager Hedged Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$20,208,406	$-	$-	$20,208,406
Consumer Staples	1,860,385	-	-	1,860,385
Energy	5,038,806	-	-	5,038,806
Financials	10,390,872	-	-	10,390,872
Health Care	7,001,151	-	-	7,001,151
Industrials	14,009,694	-	-	14,009,694
Information Technology	25,261,620	-	-	25,261,620
Materials	1,361,686	-	-	1,361,686
Telecommunication Services	290,656	-	-	290,656
Utilities	586,945	-	-	586,945
Total Common Stock	86,010,221	-	-	86,010,221
Exchange-Traded Funds	7,462,896	-	-	7,462,896
Purchased Options
Call Options	1,145,488	-	-	1,145,488
Put Options	2,111,250	-	-	2,111,250
Total Purchased Options	3,256,738	-	-	3,256,738
Short-Term Investments	38,794,502	-	-	38,794,502
Total Investments in Securities	$135,524,357	$-	$-	$135,524,357
Total Securities Sold Short	$38,814,748	$-	$-	$38,814,748
Written Options
Call Options	$28,875	$-	$-	$28,875
Put Options	1,486,000	-	-	1,486,000
Total Written Options	1,514,875	-	-	1,514,875
Other Financial Instruments*
Long Futures Contracts	$2,417	$-	$-	$2,417

Orinda SkyView Macro Opportunities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,728,087	$-	$-	$3,728,087
Consumer Staples	476,498	-	-	476,498
Energy	3,797,261	-	-	3,797,261
Financials	3,306,714	-	-	3,306,714
Health Care	1,590,073	-	-	1,590,073
Industrials	3,244,121	-	-	3,244,121
Information Technology	3,562,435	-	-	3,562,435
Materials	4,385,483	-	-	4,385,483
Total Common Stock	24,090,672	-	-	24,090,672
REITs	398,259	-	-	398,259
Corporate Bonds	-	505,625	-	505,625
Exchange-Traded Funds	2,337,924	-	-	2,337,924
Closed-End Mutual Funds	1,254,201	-	-	1,254,201
Purchased Options
Put Options	712,225	-	-	712,225
Total Purchased Options	712,225	-	-	712,225
Short-Term Investments	13,463,079	-	-	13,463,079
Total Investments in Securities	$42,256,360	$505,625	$-	$42,761,985
Total Securities Sold Short	$5,739,180	$-	$-	$5,739,180.00
Written Options
Call Options	$1,092	$-	$-	$1,092
Put Options	487,785	-	-	487,785
Total Written Options	488,877	-	-	488,877
Other Financial Instruments*
Long Futures Contracts	$(1,461)	$-	$-	$(1,461)
Short Futures Contracts	114,338	-	-	114,338
Total Other Financial Instruments	$112,877	$-	$-	$112,877

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments which are presented at the unrealized appreciation (depreciation) on the instrument.

Refer to the Funds' Schedules of Investments for a detailed break out of common stocks by industry classification. Transfers between levels are recognized at May 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2. There were no level 3 securities held in the Funds during during the period ended May 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/Douglas G. Hess
              Douglas G. Hess, President

Date  7/23/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  7/23/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  7/23/2013

* Print the name and title of each signing officer under his or her signature.